FINANCE INCOME AND COSTS (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCE COST

	Year ended March 31,
	2025 $	2024 $	2024 $
Finance Income
Interest income	5,473	-	-
Total finance income	5,473	-	-

Finance Expenses
Finance Charges	(13,368)	-	-
Convertible Loan Note Interest	(88,383)	-	-
Interest expense on related party loan	(781,896)	(1,053,313)	(96,687)
Total finance expenses	(883,647)	(1,053,313)	(96,687)
Total finance income/(expenses)	(878,174)	(1,053,313)	(96,687)